Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (5,512,018)	$ (1,326,642)	$ (1,701,810)	$ (2,088,965)
Minority interest in net loss	(94,912)	(31,642)	(61,998)	(29,520)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	42,850	21,583	24,084	30,143
Loss on disposal of fixed assets				12,854
Gain on debt extinguishment, net		(73,505)	(165,615)	(11,282)
Change in fair market value of derivative liabilities	528,633	238,679	231,519	13,091
Amortization of debt discount	675,239	305,747	357,612	820,287
Stock issued for services	823,779	7,000	92,500	211,591
Stock issued for compensation, related party	178,300	339,000	339,000	248,600
Options issued for services	325,434
Options issued for services, related parties	1,252,411
Decrease (increase) in assets:
Deferred television costs			116,454
Other current assets	(13,991)	(279)	(84,525)	3,350
Inventory	(227,012)
Increase (decrease) in liabilities:
Checks drawn in excess of available funds		(2,154)	(2,154)	2,154
Accounts payable	338,316	137,460	(45,546)	79,684
Accrued expenses	126,965	71,026	96,972	201,309
Deferred revenue	2,500		(135,000)
Deferred rent obligations	10,669	8,613	13,508	(2,284)
Settlements payable	(30,000)	(148,810)	(203,810)
Net cash used in operating activities	(1,572,837)	(453,924)	(1,124,537)	(508,988)
Cash flows from investing activities
Proceeds received from sale of fixed assets				4,400
Purchase of fixed assets and construction in progress	(496,481)	(121,403)	(251,304)	(17,254)
Net cash used in investing activities	(496,481)	(121,403)	(251,304)	(12,854)
Cash flows from financing activities
Proceeds from convertible debentures		265,000	265,000	429,000
Repayment of convertible debentures		(80,890)	(80,890)	(111,200)
Proceeds from short term debt	735,000	188,000	1,088,000	8,500
Repayment of short term debt	(10,000)	(50,000)	(50,000)	(8,125)
Payments on debt issuance costs				(12,500)
Proceeds from sale of common stock	1,333,000	286,850	298,850	9,000
Net cash provided by financing activities	2,058,000	608,960	1,520,960	314,675
Net increase (decrease) in cash	(11,318)	33,633	145,119	(207,167)
Cash - beginning	145,119			207,167
Cash - ending	133,801	33,633	145,119
Supplemental disclosures:
Interest paid	200	328	328	46,342
Income taxes paid
Non-cash investing and financing activities:
Contributed capital, debt settlement payment		14,000	14,000
Convertible debts settled with cash repayment agreements		320,000	320,000
Value of debt discounts	46,000	257,379	257,379	524,626
Value of shares issued for conversion of debt	148,275	124,477	221,186	431,733
Value of warrants issued with short term debt	518,423	14,396	939,396
Value of derivative adjustment due to debt conversions	52,552	840,500	1,052,128	916,400
Advance exchanged for promissory note		$ 25,000	$ 25,000